Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
	Preliminary purchase price allocation December 31, 2009	Adjustments/ reclassifications	Final purchase price allocation December 31, 2010
Equipment and leasehold improvements	$124	$—	$124
Customer relationships	3,525	—	3,525
Tradename	1,072	—	1,072
Covenants not to compete	46	—	46
Technology	99	—	99
Goodwill	4,340	13	4,353
Deferred tax asset associated with step-up in book basis	224	—	224
Assets acquired and liabilities assumed, net	224	(86)	138
Totals	$9,654	$(73)	$9,581
	Preliminary purchase price allocation December 31, 2009	Adjustments/ reclassifications	Final purchase price allocation December 31, 2010
Equipment and leasehold improvements	$258	$—	$258
Customer relationships	10,320	—	10,320
Tradename	3,043	—	3,043
Covenants not to compete	851	—	851
Technology	1,289	—	1,289
Goodwill	9,622	(316)	9,306
Net deferred tax (liability) asset associated with step-up in book basis	(280)	376	96
Assets acquired and liabilities assumed, net	1,008	40	1,048
Totals	$26,111	$100	$26,211
	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$186	$—	$186
Customer relationships	4,715	—	4,715
Tradename	1,458	—	1,458
Covenants not to compete	66	—	66
Technology	100	—	100
Goodwill	5,601	—	5,601
Deferred tax asset associated with step-up in book basis	680	—	680
Assets acquired and liabilities assumed, net	682	—	682
Totals	$13,488	$—	$13,488
	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$34	$—	$34
Customer relationships	5,416	—	5,416
Tradename	720	—	720
Covenants not to compete	33	—	33
Technology	48	—	48
Goodwill	5,708	—	5,708
Deferred tax asset associated with step-up in book basis	815	—	815
Assets acquired and liabilities assumed, net	855	—	855
Totals	$13,629	$—	$13,629
	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$46	$—	$46
Customer relationships	6,063	—	6,063
Tradename	1,036	—	1,036
Covenants not to compete	51	—	51
Technology	83	—	83
Goodwill	6,160	14	6,174
Deferred tax asset associated with step-up in book basis	12	8	20
Assets acquired and liabilities assumed, net	540	(22)	518
Totals	$13,991	$—	$13,991
	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$152	$—	$152
Customer relationships	3,238	—	3,238
Tradename	1,704	—	1,704
Covenants not to compete	107	—	107
Technology	5	—	5
Goodwill	2,895	1,487	4,382
Deferred tax asset associated with step-up in book basis	1,163	826	1,989
Assets acquired and liabilities assumed, net	6,358	(1,940)	4,418
Totals	$15,622	$373	$15,995
	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$792	$—	$792
Customer relationships	24,814	—	24,814
Tradename	5,984	—	5,984
Covenants not to compete	242	—	242
Technology	1,219	—	1,219
Goodwill	37,513	298	37,811
Net deferred tax liability associated with step-up in book basis	(2,540)	212	(2,328)
Assets acquired and liabilities assumed, net	2,294	(598)	1,696
Totals	$70,318	$(88)	$70,230

Schedule of Preliminary Purchase Price Allocation [Table Text Block]
Preliminary purchase price allocation December 31, 2011
Building, equipment and leasehold improvements	$1,800
Customer relationships	38,190
Tradename	17,426
Covenants not to compete	511
Technology	762
Goodwill	159,988
Net deferred tax liability associated with step-up in book basis	(18,244)
Assets acquired and liabilities assumed, net	14,581
Totals	$215,014
Preliminary purchase price allocation December 31, 2011
Equipment and leasehold improvements	$650
Customer relationships	32,886
Tradename	10,602
Covenants not to compete	109
Technology	2,356
Goodwill	28,131
Deferred tax asset associated with step-up in book basis	603
Assets acquired and liabilities assumed, net	33,019
Totals	$108,356
Preliminary purchase price allocation December 31, 2011
Equipment and leasehold improvements	$213
Customer relationships	18,577
Tradename	2,989
Covenants not to compete	197
Technology	334
Goodwill	21,500
Net deferred tax liability associated with step-up in book basis	(356)
Assets acquired and liabilities assumed, net	2,598
Totals	$46,052

Business Acquisition, Pro Forma Information [Table Text Block]
	Years ended December 31,
	2010	2011
Pro forma revenues	$485,739	$483,203
Pro forma net loss	(3,192)	(6,594)

Pro forma net loss per share:
Basic and diluted	$(0.14)	$(0.19)